Goodwill - Summary of Goodwill Balance Allocation into Current and Previous Groups of CGUs (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 1,512,270	€ 1,554,621	€ 1,593,917
CGUs
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,512,270	1,554,621
CGUs | Americas
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	552,947	579,864
CGUs | Europe
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		743,157
CGUs | EMEA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	792,723
CGUs | ASPA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		165,235
CGUs | APAC
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 166,600
CGUs | MEAI
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		€ 66,365